Estimated Fair Value Of Derivative Instruments Using Black-Scholes Option Pricing Model (Details)	Sep. 30, 2017 USD ($)
Estimated Fair Value Of Derivative Instruments Using Black-Scholes Option Pricing Model
Estimated Dividends	$ 0
Expected Volatility	127.30%
Risk Free Interest Rate	1.06%
Expected Term in years Minimum	0.1
Expected Term in years Maximum	1.8